Equity Investments	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments

9. Equity Investments

The carrying value of our equity investments in domestic and foreign companies was $869.9 million at December 31, 2018 ($750.1 million at December 31, 2017), and is recorded in other assets in the consolidated balance sheets.

NUMIT

Nucor owns a 50% economic and voting interest in NuMit LLC (“NuMit”). NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 26 sheet processing facilities located throughout the United States, Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members. Nucor’s investment in NuMit at December 31, 2018 was $337.2 million ($321.4 million at December 31, 2017). Nucor received distributions of $29.2 million, $48.3 million and $38.6 million from NuMit during 2018, 2017 and 2016, respectively.

DUFERDOFIN NUCOR

Nucor owns a 50% economic and voting interest in Duferdofin Nucor S.r.l. (“Duferdofin Nucor”), an Italian steel manufacturer, and accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor’s investment in Duferdofin Nucor at December 31, 2018 was $269.1 million ($285.9 million at December 31, 2017). Nucor’s 50% share of the total net assets of Duferdofin Nucor was $113.5 million at December 31, 2018, resulting in a basis difference of $155.6 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ($88.5 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense associated with the fair value step-up was $9.3 million, $8.9 million and $8.8 million in 2018, 2017 and 2016, respectively.

As of December 31, 2018, Nucor had outstanding notes receivable of €35.0 million ($40.2 million) from Duferdofin Nucor (€35.0 million, or $41.9 million, as of December 31, 2017). The notes receivable bear interest at 0.84% and reset annually on September 30 to the 12-month Euro Interbank Offered Rate plus 1% per year. The maturity date of the principal amounts was extended to January 31, 2022 during the first quarter of 2018. As of December 31, 2018 and 2017, the notes receivable were classified in other assets in the consolidated balance sheets.

Nucor has issued a guarantee for its ownership percentage (50%) of Duferdofin Nucor’s borrowings under Facility A of a Structured Trade Finance Facilities Agreement (“Facility A”). The fair value of the guarantee is immaterial. In April 2018, Duferdofin Nucor amended and extended Facility A to mature on April 16, 2021.The maximum amount Duferdofin Nucor could borrow under Facility A was €160.0 million ($183.7 million) at December 31, 2018. As of December 31, 2018, there was €155.0 million ($178.0 million) outstanding under that facility (€122.5 million, or $146.7 million, as of December 31, 2017). If Duferdofin Nucor fails to pay when due any amounts for which it is obligated under Facility A, Nucor could be required to pay 50% of such amounts pursuant to and in accordance with the terms of its guarantee. Any indebtedness of Duferdofin Nucor to Nucor is effectively subordinated to the indebtedness of Duferdofin Nucor under Facility A. Nucor has not recorded any liability associated with this guarantee.

NUCOR-JFE

Nucor owns a 50% economic and voting interest in Nucor-JFE Steel Mexico, S. de R.L. de C.V. (“Nucor-JFE”), a 50-50 joint venture with JFE Steel Corporation of Japan, to build and operate a galvanized sheet steel plant in central Mexico. Nucor-JFE plant construction has commenced and operations are expected to begin in the second half of 2019. Nucor accounts for the investment in Nucor-JFE (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members. Nucor’s investment in Nucor-JFE at December 31, 2018 was $135.7 million ($71.1 million at December 31, 2017).

ALL EQUITY INVESTMENTS

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below their carrying amounts may have occurred. Nucor last assessed its equity investment in Duferdofin Nucor for impairment during the fourth quarter of 2017 due to the protracted challenging steel market conditions in Europe. After completing its assessment, the Company determined that the estimated fair value exceeded its carrying amount by a sufficient amount and that there was no need to record an impairment charge. The assumptions that most significantly affect the fair value determination include projected cash flows and the discount rate. It is reasonably possible that material deviation of future performance from the estimates used in our most recent valuation could result in impairment of our investment in Duferdofin Nucor. We will continue to monitor for potential triggering events that could affect the carrying value of our investment in Duferdofin Nucor as a result of future market conditions and any changes in our business strategy.